STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense
The following table summarizes the stock-based compensation expense by line item in the Consolidated Statements of Operations:

	Fiscal Year Ended
(In thousands)	December 31, 2023	January 1, 2023	January 2, 2022
Cost of revenue	$989	$1,535	$1,250
Research and development	3,279	1,513	352
Sales, general and administrative	14,058	11,532	5,629
Total stock-based compensation expense	$18,326	$14,580	$7,231

Schedule of Nonvested Restricted Stock Units Activity
The following table summarizes the non-vested restricted stock units' activities under the 2020 Plan:

	Restricted Stock Units	Performance Stock Units
(In thousands)	Shares	Shares
Outstanding as of January 1, 2023	1,741	213
Granted	1,866	1,606
Vested	(671)	(43)
Forfeited	(233)	(268)
Outstanding as of December 31, 2023	2,703	1,508